Share-Based Payments - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands								1 Months Ended				12 Months Ended
	Jan. 11, 2022 CNY (¥)	Jan. 11, 2022 USD ($)	Aug. 26, 2020 USD ($) shares	Aug. 18, 2020 CNY (¥)	Aug. 18, 2020 USD ($)	Apr. 13, 2020 shares	Sep. 11, 2019 Installment shares	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2020 shares	May 31, 2020 Installment shares	Dec. 31, 2019	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) Installment shares	Dec. 31, 2020 USD ($) Installment $ / shares shares	Dec. 31, 2019	Jun. 30, 2022 shares	Sep. 30, 2020 shares	Jan. 08, 2020 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses												¥ 192,851	$ 27,961	¥ 120,724		¥ 349,846
Proceeds from exercise of share options												14,073	$ 2,040	¥ 10,449
Repurchase and retirement of ordinary shares | ¥												¥ (21,820)
Construction in Progress
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses | ¥																¥ 20,127
Class B Ordinary Shares | Bridge Management, L.P. | BCPE Bridge Limited Partnership Agreement
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares converted by incentive units under ISU agreement									26,797,650
2019 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average exercise price for forfeited/cancelled share options | $ / shares													$ 0.86
Weighted-average grant-date fair value of the share options granted | $ / shares													$ 0		$ 0		$ 1.73
Total fair value of share options vested | $													$ 0		$ 620		$ 13,923
Weighted-average exercise price for share options forfeited | $ / shares													$ 1.64
Weighted-average exercise price for share options outstanding | $ / shares								$ 1.87					1.87		$ 1.68
Weighted-average exercise price for share options expected to vest | $ / shares								$ 1.87					$ 1.87
2019 Plan | Service-based Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses	¥ 19,525	$ 2,831
2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based payment award, options, exercised			5,667,164									3,314,141	3,314,141
Stock issued during period shares acquired by early exercised of options repurchased								4,958,770
Weighted-average exercise price for forfeited/cancelled share options | $ / shares													$ 1.70
Weighted-average grant-date fair value of the share options granted | $ / shares													$ 3.34		$ 3.17		$ 5.43
Total fair value of share options vested | $													$ 17,139		$ 8,258		$ 7,846
Stock option granted contractual term										10 years
Number of shares granted												16,222,520	16,222,520
Proceeds from exercise of share options | $			$ 5,667
Number of early exercised options but not vested remained as outstanding option															4,958,769
Granted | $ / shares													$ 0.00001
Weighted-average exercise price for share options exercised | $ / shares													$ 0.93
Total intrinsic value of options exercised | $													$ 10,119		$ 4,282		$ 0
Aggregate intrinsic value of share options outstanding | $								$ 62,599					62,599
Aggregate intrinsic value of share options currently exercisable | $								$ 11,491					$ 11,491
Weighted-average remaining contractual term of share options outstanding												9 years 1 month 20 days	9 years 1 month 20 days
Exercisable, ending balance												8 years 9 months 7 days	8 years 9 months 7 days
Recognized other income												¥ 16,901	$ 2,451
Options outstanding								16,373,241					16,373,241		12,452,254
2020 Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of shares authorized										5,667,164						22,291,218	22,291,218		29,628,812	11,334,328
2020 Plan | Service-based Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses	¥ 2,492	$ 361
2020 Plan | Service-based Awards | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Equal Installments to Vest Shares | Installment										4
Stock option vesting service period										4 years
2020 Plan | Service-based Awards | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Equal Installments to Vest Shares | Installment										2
Stock option vesting service period										2 years
2019 Plan and 2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total unrecognized employee share-based compensation expenses | $								$ 41,159					$ 41,159
Expected to recognized weighted-average period												1 year 6 months 14 days	1 year 6 months 14 days
ISUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected to recognized weighted-average period												1 year 3 months 18 days	1 year 3 months 18 days
Total unrecognized employee share-based compensation expenses | $								$ 8,916					$ 8,916
Class B | Bridge Management, L.P. | BCPE Bridge Limited Partnership Agreement
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units redeemeed by SBC Platform for conversion into ordinary shares									1,000,000
BCPE Stack ESOP Holdco Limited | 2019 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
ESOP contractual term											10 years
BCPE Stack ESOP Holdco Limited | Class B | 2019 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
ESOP purchase options																					17,633,120
Share-based payment award, options, exercised						17,633,120
Number of shares exchanged for ordinary shares								8,188,548					8,188,548
BCPE Bridge Cayman, L.P. | Pre IPO Private Placements
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of shareholding				21.81%	21.81%
Amount to be distributed to ISU holders				¥ 210,986	$ 30,500
BCPE Bridge Cayman, L.P. | Class B
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares issued							1,000,000
BCPE Bridge Cayman, L.P. | Class B | Granted During 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of vesting installments of remaining portion | Installment																2	2
BCPE Bridge Cayman, L.P. | Class B | Maximum | Granted During 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Service vesting period																		5 years
BCPE Bridge Cayman, L.P. | Class B | Maximum | Granted During 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Service vesting period																4 years	4 years
Number of vesting installments | Installment							4
BCPE Bridge Cayman, L.P. | Class B | Minimum | Granted During 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Service vesting period																		1 year
BCPE Bridge Cayman, L.P. | Class B | Minimum | Granted During 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Service vesting period																3 years	3 years
Number of vesting installments | Installment																3	3